Financial risk management (Details) ₨ in Millions, $ in Millions		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($) [1]	Mar. 31, 2017 INR (₨)
Assets:
Cash and cash equivalents		₨ 2,638	$ 41	₨ 3,866
Total		225,604	3,465	219,821
Liabilities:
Trade and other payables		16,052	247	13,417
Long-term borrowings		25,089	385	5,449
Short-term borrowings		25,466	391	43,539
Bank overdraft		96	1	87
Other liabilities and provisions		20,712		20,391
Total		99,144	$ 1,523	95,777
Foreign Currency Risk from Non-derivative Financial Instruments [Member]
Assets:
Cash and cash equivalents		1,022		1,116
Other investments		20		14
Trade and other receivables		35,147		33,528
Other assets		666		561
Total		36,855		35,219
Liabilities:
Trade and other payables		6,304		3,554
Long-term borrowings		4,888		4,941
Short-term borrowings		22,108		16,993
Bank overdraft				86
Other liabilities and provisions		7,917		9,039
Total		41,217		34,613
US Dollars [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		392		130
Other investments		0		0
Trade and other receivables		25,427		24,581
Other assets		125		458
Total		25,944		25,169
Liabilities:
Trade and other payables		3,526		2,323
Long-term borrowings		4,888		4,865
Short-term borrowings		19,552		12,970
Bank overdraft				86
Other liabilities and provisions		5,147		6,660
Total		33,113		26,904
Euro [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		62		87
Other investments		0		0
Trade and other receivables		437		567
Other assets		85		0
Total		584		654
Liabilities:
Trade and other payables		1,658		903
Long-term borrowings		0		0
Short-term borrowings		0		0
Bank overdraft				0
Other liabilities and provisions		104		117
Total		1,762		1,020
Roubles roubles [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		56		59
Other investments		0		0
Trade and other receivables		6,691		6,259
Other assets		260		70
Total		7,007		6,388
Liabilities:
Trade and other payables		2		0
Long-term borrowings		0		76
Short-term borrowings		2,378		4,023
Bank overdraft				0
Other liabilities and provisions		1,896		1,640
Total		4,276		5,739
Other Currency [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents	[2]	512		840
Other investments	[2]	20		14
Trade and other receivables	[2]	2,592		2,121
Other assets	[2]	196		33
Total	[2]	3,320		3,008
Liabilities:
Trade and other payables	[2]	1,118		328
Long-term borrowings	[2]	0		0
Short-term borrowings	[2]	178		0
Bank overdraft	[2]			0
Other liabilities and provisions	[2]	770		622
Total	[2]	₨ 2,066		₨ 950

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))
[2]	Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus and Ukrainian hryvnia.